Convertible Notes (Details) - Schedule of net carrying amount of liability - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule Of Net Carrying Amount Of Liability Abstract
Principal outstanding	$ 1,409,848	$ 2,804,848
Unamortized issuance cost	(203,741)	(769,901)
Net carrying value	$ 1,206,107	$ 2,034,947